Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 81,728	$ 74,239	$ 79,457
Grants received	15,023	17,591
Equipment produced for self use	$ 114,241	$ 111,393